Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Aggregate future minimum payments under these obligations in effect at March 31, 2017 are as follows:

Year ended December 31:	Operating Leases	Capital Spend Commitments	Minimum Purchase Commitments
Remainder of 2017	$7,014,543	$20,978,150	$11,165,848
2018	7,094,517	—	10,866,000
2019	6,338,076	—	10,866,000
2020	4,381,839	—	—
2021	2,948,334	—	—
Thereafter	6,092,296	—	—
	$33,869,605	$20,978,150	$32,897,848